Income Tax - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
United Kingdom
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 15.9		$ 7.9
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	126.3	€ 110.3	132.5	€ 110.3
Disallowed costs carried forward	$ 23.6	20.7	30.2	25.2
Carryforward limitation (in years)	P18Y
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 125.7	€ 109.9	$ 109.9	€ 91.5
Carryforward limitation (in years)	P17Y